UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06143

CREDIT SUISSE GLOBAL FIXED INCOME FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York	10010
(Address of principal executive offices)	(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2007 to January 31, 2008

Item 1:                   Schedule of Investments

Credit Suisse Global Fixed Income Fund

Schedule of Investments

January 31, 2008 (unaudited)

Par (000)			Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BONDS (87.9%)
Australia (1.2%)
Sovereign (1.2%)
860	AUD	Queensland Treasury Corp., Series 15G, Global Government Guaranteed Notes	(AAA, Aaa)	10/14/15	6.000	$737,585
TOTAL AUSTRALIA						737,585
Austria (2.6%)
Banks (2.6%)
160,000	JPY	Osterreichische Kontrollbank AG, Global Government Guaranteed Notes	(AAA, Aaa)	03/22/10	1.800	1,539,785
TOTAL AUSTRIA						1,539,785
Belgium (7.2%)
Sovereign (7.2%)
600	EUR	Kingdom of Belgium	(AA+, Aa1)	03/28/09	3.750	888,235
2,030	EUR	Kingdom of Belgium	(AA+, Aa1)	03/28/28	5.500	3,370,656
TOTAL BELGIUM						4,258,891
Bermuda (0.6%)
Insurance (0.2%)
130	USD	Everest Reinsurance Holdings, Notes	(A-, A3)	10/15/14	5.400	131,521
Telecommunications (0.4%)
225	USD	Intelsat, Ltd., Global Senior Notes §	(B, Caa1)	11/01/08	5.250	224,437
TOTAL BERMUDA						355,958
Canada (2.7%)
Pipelines (0.1%)
75	USD	TransCanada PipeLines, Ltd., Yankee Bonds §	(A-, A2)	01/15/15	4.875	73,161
Sovereign (2.6%)
1,500	CAD	Government of Canada	(AAA, Aaa)	09/01/09	4.250	1,510,534
TOTAL CANADA						1,583,695
Denmark (1.2%)
Oil & Gas (1.2%)
500	EUR	Dong Energy AS, Senior Unsecured Notes	(BBB+, Baa1)	06/29/12	3.500	702,617
TOTAL DENMARK						702,617
Germany (10.7%)
Automobile Manufacturers (0.5%)
200	EUR	DaimlerChrysler North America Holding Corp., Series EMTN, Company Guaranteed Notes	(BBB+, A3)	03/16/10	4.375	295,221
Banks (5.2%)
120,000	JPY	Kreditanstalt fuer Wiederaufbau, Global Government Guaranteed Notes	(AAA, Aaa)	02/16/26	2.050	1,136,103
200,000	JPY	Landwirtschaftliche Rentenbank, Series EMTN, Unsubordinated Notes	(AAA, Aaa)	04/25/13	1.375	1,915,587
						3,051,690
Diversified Financials (0.1%)
50	EUR	Volkswagen Leasing GMBH, Series EMTN, Company Guaranteed Notes	(A-, A3)	10/18/12	4.875	74,079
Sovereign (4.9%)
140	EUR	Federal Republic of Germany	(AAA, Aaa)	07/04/10	5.250	215,890
520	EUR	Federal Republic of Germany	(AAA, Aaa)	01/04/12	5.000	810,298
500	EUR	Federal Republic of Germany	(AAA, Aaa)	07/04/16	4.000	747,159
825	EUR	Federal Republic of Germany	(AAA, Aaa)	01/04/37	4.000	1,134,590
						2,907,937
TOTAL GERMANY						6,328,927
Ireland (3.7%)
Banks (2.5%)
1,000	EUR	Depfa ACS Bank, Rule 144A ‡	(AAA, Aaa)	04/15/08	3.250	1,477,862

Par (000)			Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BONDS
Ireland
Diversified Financials (1.2%)
500	EUR	GE Capital European Funding, Series EMTN, Company Guaranteed Notes	(AAA, Aaa)	10/27/16	4.125	$696,015
TOTAL IRELAND						2,173,877
Japan (2.8%)
Sovereign (2.8%)
200,000	JPY	Development Bank of Japan, Global Government Guaranteed Notes	(AA, Aa1)	06/20/23	1.050	1,652,481
TOTAL JAPAN						1,652,481
Luxembourg (3.0%)
Insurance (1.3%)
500	EUR	Hannover Finance SA, Euro-zone Company Guaranteed Notes (Callable 02/26/14 @ $100.00) ‡‡#	(A, A)	02/26/24	5.750	740,818
Sovereign (0.5%)
200	EUR	ITW Finance Europe SA, Euro-zone Company Guaranteed Notes	(AA, Aa3)	10/01/14	5.250	305,219
Telecommunications Equipment (1.2%)
149	EUR	SES Global, Company Guaranteed Notes	(BBB, Baa2)	11/19/08	4.500	220,578
350	EUR	SES Global, Series EMTN, Company Guaranteed Notes	(BBB, Baa2)	03/15/11	4.000	514,700
						735,278
TOTAL LUXEMBOURG						1,781,315
Malaysia (0.7%)
Oil & Gas (0.7%)
320	USD	Petroliam Nasional Berhad, Rule 144A, Bonds ‡	(A-, A1)	08/15/15	7.750	383,497
TOTAL MALAYSIA						383,497
Netherlands (2.2%)
Chemicals (0.2%)
77	EUR	BASF Finance Europe NV	(AA-, Aa3)	09/26/14	5.000	116,726
Insurance (1.3%)
500	EUR	Allianz Finance II BV, Euro-zone Company Guaranteed Notes	(AAA, Aa3)	11/29/12	5.625	775,728
Sovereign (0.6%)
200	EUR	Government of the Netherlands	(AAA, Aaa)	07/15/12	5.000	312,605
Telecommunications (0.1%)
50	EUR	Koninklijke KPN NV, Series EMTN, Notes	(BBB+, Baa2)	11/13/12	5.000	73,305
TOTAL NETHERLANDS						1,278,364
Norway (2.9%)
Diversified Financials (2.9%)
180,000	JPY	Eksportfinans ASA, Global Bonds	(AA+, Aaa)	06/21/10	1.800	1,734,142
TOTAL NORWAY						1,734,142
Spain (2.6%)
Banks (2.6%)
1,100	EUR	Banco Bilbao Vizcaya Argentaria SA, Notes	(AAA, Aaa)	02/25/15	3.500	1,542,174
TOTAL SPAIN						1,542,174
Sweden (0.4%)
Telecommunication Equipment (0.4%)
150	EUR	Telefonaktiebolaget LM Ericsson, Series EMTN, Notes	(BBB+, Baa1)	06/27/17	5.375	206,648
TOTAL SWEDEN						206,648
United Kingdom (11.0%)
Agriculture (0.4%)
150	EUR	BAT International Finance PLC, Series EMTN, Company Guaranteed Notes	(BBB+, Baa1)	06/29/17	5.375	216,697
Banks (1.2%)
500	EUR	Bank of Scotland PLC, Series EMTN, Covered Notes	(AAA, Aaa)	07/13/16	4.375	728,015

Par (000)			Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BONDS
United Kingdom
Consumer/Commercial/Lease Financing (0.4%)
250	USD	Ashtead Holdings PLC, Rule 144A, Secured Notes (Callable 08/01/10 @ $104.31) ‡	(B, B1)	08/01/15	8.625	$206,250
Pharmaceuticals (0.1%)
50	USD	AstraZeneca PLC, Series EMTN, Senior Unsubordinated Notes	(AA-, A1)	11/12/10	4.625	74,662
Sovereign (8.9%)
1,645	GBP	UK Treasury Bonds	(AAA, Aaa)	03/07/08	5.000	3,269,322
950	GBP	UK Treasury Bonds	(AAA, Aaa)	03/07/25	5.000	2,006,140
						5,275,462
TOTAL UNITED KINGDOM						6,501,086
United States (32.4%)
Automobile Manufacturers (1.2%)
710	USD	DaimlerChrysler North America Holding Corp., Global Company Guaranteed Notes	(BBB+, A3)	03/15/11	5.875	738,179
Banks (0.5%)
410	USD	USB Capital IX, Company Guaranteed Notes (Callable 04/15/11 @ $100.00) #	(A+, A1)	03/29/49	6.189	326,171
Diversified Financials (5.2%)
215	USD	American Express Co., Notes (Callable 09/01/16 @ $100.00) §#	(A-, A3)	09/01/66	6.800	210,075
215	USD	Ameriprise Financial, Inc., Senior Unsecured Notes	(A-, A3)	11/15/10	5.350	220,605
260	USD	BAE Systems Holdings, Inc., Rule 144A, Notes ‡	(BBB+, Baa2)	08/15/10	4.750	266,802
380	USD	Ford Motor Credit Co., Notes	(B, B1)	06/16/08	6.625	379,328
110	USD	General Motors Acceptance Corp., Global Notes	(BB+, Ba3)	05/15/09	5.625	106,512
60	USD	General Motors Acceptance Corp., Global Notes	(BB+, Ba3)	12/01/14	6.750	49,509
230	USD	Goldman Sachs Group, Inc., Global Notes	(AA-, Aa3)	01/15/15	5.125	232,693
120	USD	GrafTech Finance, Inc., Global Company Guaranteed Notes (Callable 02/15/08 @ $103.42) #	(B, B2)	02/15/12	10.250	124,800
200	USD	HSBC Finance Capital Trust IX, Notes (Callable 11/30/15 @ $100.00) #	(A, A1)	11/30/35	5.911	186,336
160	USD	John Deere Capital Corp., Series MTN, Notes	(A, A2)	07/25/11	5.650	168,903
160	USD	Residential Capital Corp., Company Guaranteed Notes §#	(BB+, Ba3)	11/21/08	7.625	124,000
295	USD	Residential Capital Corp., Company Guaranteed Notes #	(BB+, Ba3)	02/22/11	7.500	185,850
995	USD	Wachovia Capital Trust III, Bank Guaranteed Notes (Callable 03/15/11 @ $100.00) #	(A, A2)	08/29/49	5.800	786,576
						3,041,989
Electric (0.2%)
130	USD	PacifiCorp, First Mortgage Notes	(A-, A3)	11/15/11	6.900	142,361
Healthcare Services (0.5%)
265	USD	WellPoint, Inc., Global Unsecured Notes	(A-, Baa1)	01/15/11	5.000	270,710
Insurance (5.8%)
275	USD	American International Group, Inc., Global Notes §#	(AA, Aa2)	05/15/13	4.250	267,636
290	USD	Berkshire Hathaway Finance Corp., Global Company Guaranteed Notes §	(AAA, Aaa)	01/15/10	4.125	294,767
200,000	JPY	GE Financial Assurance Holdings, Inc., Global Notes	(A, A2)	06/20/11	1.600	1,856,895
500	USD	Merna Reinsurance, Ltd., Series A, Senior Notes #	(NR, Aa2)	07/07/10	5.480	489,400
500	USD	Merna Reinsurance, Ltd., Series B, Secured Notes #	(NR, A2)	07/07/10	6.580	494,000
						3,402,698
Lodging (0.3%)
200	USD	Inn of the Mountain Gods, Global Senior Notes (Callable 11/15/08 @ $103.00) §	(B, B3)	11/15/10	12.000	200,000
Media (0.5%)
310	USD	Time Warner, Inc., Company Guaranteed Notes	(BBB+, Baa2)	11/15/16	5.875	305,465
Mortgage Backed Securities (12.5%)
375	USD	American Express Credit Account Master Trust, Series 2003-1, Class B #	(AA, Aa3)	09/15/10	4.636	375,219
1,505	USD	Fannie Mae Pool #829208	(AAA, Aaa)	07/01/35	5.000	1,499,704
1,470	USD	Fannie Mae Pool #831730 ‡‡	(AAA, Aaa)	09/01/36	6.500	1,525,976
1,747	USD	Fannie Mae Pool #848193 ‡‡	(AAA, Aaa)	11/01/35	5.500	1,771,240
1,823	USD	Fannie Mae Pool #907744 ‡‡	(AAA, Aaa)	01/01/37	5.500	1,847,975

Par (000)			Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BONDS
United States
Mortgage Backed Securities
330	USD	Wachovia Auto Owner Trust, Series 2006-A, Class A3 #	(AAA, Aaa)	02/22/11	5.350	$333,917
						7,354,031
Oil & Gas (1.4%)
175	USD	Enterprise Products Operating LP, Series B, Global Senior Notes	(BBB-, Baa3)	10/15/34	6.650	175,522
235	USD	Hess Corp., Notes	(BBB-, Baa3)	08/15/31	7.300	267,570
200	USD	Pemex Project Funding Master Trust, Rule 144A, Company Guaranteed Notes ‡#	(BBB, Baa1)	06/15/10	6.291	201,200
155	USD	XTO Energy, Inc., Notes	(BBB, Baa2)	06/30/15	5.300	156,239
						800,531
Pharmaceuticals (0.5%)
300	USD	Bristol-Myers Squibb Co., Notes	(A+, A2)	08/15/13	5.250	313,787
Retail (0.2%)
140	USD	Home Depot, Inc., Global Senior Unsecured Notes	(BBB+, Baa1)	03/01/16	5.400	133,690
Telecommunications Equipment (2.3%)
385	USD	AT&T, Inc., Global Notes	(A, A2)	09/15/34	6.150	376,250
250	USD	Centennial Cellular Communications Corp., Global Company Guaranteed Notes (Callable 06/15/08 @ $105.06) §	(CCC+, B2)	06/15/13	10.125	256,875
315	USD	Embarq Corp., Notes	(BBB-, Baa3)	06/01/16	7.082	319,316
40	USD	Sprint Capital Corp., Global Company Guaranteed Notes	(BBB-, Baa3)	03/15/32	8.750	39,336
335	USD	Verizon Communications, Inc., Global Senior Notes §	(A, A3)	02/15/16	5.550	342,367
						1,334,144
Whole Loan CMO (1.3%)
750	USD	USAA Auto Owner Trust, Series 2006-2, Class A3 ‡‡	(AAA, Aaa)	09/15/10	5.320	755,273
TOTAL UNITED STATES						19,119,029
TOTAL BONDS (Cost $47,552,360)						51,880,071

Number of Shares
SHORT-TERM INVESTMENTS (10.8%)
1,943,375		State Street Navigator Prime Portfolio §§				1,943,375

Par (000)
4,453		State Street Bank and Trust Co. Euro Time Deposit		02/01/08	1.850	4,453,000

TOTAL SHORT-TERM INVESTMENTS (Cost $6,396,375)						6,396,375

TOTAL INVESTMENTS AT VALUE (98.7%) (Cost $53,948,735)						58,276,446

OTHER ASSETS IN EXCESS OF LIABILITIES (1.3%)						760,755

NET ASSETS (100.0%)						$59,037,201

OPEN FUTURES CONTRACTS

Futures Contracts	Number of Contracts	Expiration Date	Contract Amount	Contract Value	Unrealized Appreciation/ (Depreciation)

U.S. Treasury 5 Year Notes Futures	61	3/31/08	$6,695,424	$6,893,000	$197,576
U.S. Treasury 2 Year Notes Futures	11	3/31/08	2,308,654	2,345,406	36,752

			9,004,078	9,238,406	234,328

U.S. Treasury 10 Year Notes Futures	(12)	3/19/08	(1,363,063)	(1,400,625)	(37,562)
U.S. Treasury 20 Year Bonds Futures	(29)	3/19/08	(3,432,869)	(3,460,063)	(27,194)

			(4,795,931)	(4,860,688)	(64,756)

			$4,208,147	$4,377,718	$169,572

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

Forward Foreign Currency Contract	Expiration Date	Foreign Currency to be Purchased/(Sold)		Contract Amount	Contract Value	Unrealized Gain (Loss)

Australian Dollars	03/19/2008	AUD	700,000	602,154	621,406	19,252
Australian Dollars	03/19/2008	AUD	(283,310)	(249,707)	(251,501)	(1,794)
Australian Dollars	03/19/2008	AUD	(700,000)	(614,971)	(621,406)	(6,435)
Canadian Dollar	03/19/2008	CAD	(190,701)	(186,393)	(188,935)	(2,542)
Canadian Dollar	03/19/2008	CAD	116,858	116,188	115,776	(412)
Canadian Dollar	03/19/2008	CAD	620,442	600,000	614,695	14,695
Canadian Dollar	03/19/2008	CAD	(613,710)	(600,000)	(608,025)	(8,025)
Danish Krone	03/19/2008	DKK	1,845,251	363,961	365,952	1,991
European Economic Unit	03/19/2008		€1,247,614	1,835,465	1,844,663	9,198
European Economic Unit	03/19/2008		€402,686	580,000	595,392	15,392
European Economic Unit	03/19/2008		€795,000	1,149,133	1,175,449	26,316
European Economic Unit	03/19/2008		€648,696	953,356	959,131	5,775
European Economic Unit	03/19/2008		€414,140	600,000	612,328	12,328
European Economic Unit	03/19/2008		€416,073	600,000	615,186	15,186
European Economic Unit	03/19/2008		€(1,735,000)	(2,582,201)	(2,565,288)	16,913
European Economic Unit	03/19/2008		€(750,000)	(1,110,540)	(1,108,914)	1,626
British Pound	03/19/2008		£559,739	1,100,000	1,109,502	9,502
British Pound	03/19/2008		£534,000	1,042,902	1,058,482	15,580
British Pound	03/19/2008		£(1,500,000)	(3,064,800)	(2,973,264)	91,536
British Pound	03/19/2008		£(650,000)	(1,198,890)	(1,199,216)	(326)
Japanese Yen	03/19/2008		¥20,000,000	186,393	188,713	2,320
Japanese Yen	03/19/2008		¥131,000,000	1,191,635	1,236,072	44,437
Japanese Yen	03/19/2008		¥106,000,000	999,529	1,000,180	651
Japanese Yen	03/19/2008		¥202,034,609	1,882,070	1,906,331	24,260
Japanese Yen	03/19/2008		¥120,000,000	1,124,765	1,132,280	7,515
Japanese Yen	03/19/2008		¥(190,000,000)	(1,789,263)	(1,792,776)	(3,513)
Japanese Yen	03/19/2008		¥(128,348,400)	(1,200,000)	(1,211,052)	(11,052)
Japanese Yen	03/19/2008		¥(127,119,600)	(1,200,000)	(1,199,458)	542
Norwegian Krone	03/19/2008	NOK	3,319,134	600,000	608,057	8,057
Norwegian Krone	03/19/2008	NOK	(3,270,840)	(600,000)	(599,210)	790
Swedish Krona	03/19/2008	SEK	3,536,794	553,836	551,814	(2,022)

				$1,684,622	$1,992,363	$307,741

INVESTMENT ABBREVIATIONS

EMTN =Euro Medium Term Note

MTN= Medium Term Note

NR = Not Rated

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
‡

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2008 these securities amounted to a value of $2,404,769 or 4.07% of net assets.

#	Variable rate obligations — The interest rate shown is the rate as of January 31, 2008.
‡‡	Collateral segregated for futures contracts.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

AUD = Australian Dollar

CAD = Canadian Dollar

EUR = Euro Currency

GBP = Great British Pound

JPY = Japanese Yen

USD = U.S. Dollar

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business.  Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments.  Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value.  Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”).  If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.  Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities.  When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At January 31, 2008, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $53,948,735, $4,931,291, $(603,580) and $4,327,711, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                   Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                   Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE GLOBAL FIXED INCOME FUND, INC.

/s/Lawrence D. Haber
Name:	Lawrence D. Haber
Title:	Chief Executive Officer
Date:	March 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Lawrence D. Haber
Name:	Lawrence D. Haber
Title:	Chief Executive Officer
Date:	March 28, 2008

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	March 28, 2008